Document and Entity Information	Jul. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 14, 2026
Entity Registrant Name	SANGAMO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-30171
Entity Tax Identification Number	68-0359556
Entity Address Address Line 1	501 Canal Blvd.
Entity Address City Or Town	Richmond
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94804
City Area Code	510
Local Phone Number	970-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	SGMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001001233
Amendment Flag	true